Joint Venture - Summary of Asset and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
ASSETS
Prepaid expenses and other current assets	$ 7,733	$ 7,755		$ 1,201
Total current assets	10,069	7,922		1,935
Property and equipment, net	701	624		703
Total assets	14,781	13,697		7,558
Current liabilities
Accounts payable	13,106	12,891		14,042
Total current liabilities	131,767	57,398		55,575
Noncurrent liabilities
Total liabilities	160,449	105,119		61,892
Southern Airways Corporation
ASSETS
Cash	1,000	1,400
Prepaid expenses and other current assets	4,825	5,545		2,509
Total current assets	10,422	10,878		11,393
Property and equipment, net	34,940	36,554		14,295
Other assets	3,446	3,283		3,091
Total assets	64,545	68,215		28,779
Current liabilities
Accounts payable	6,013	4,644		1,754
Total current liabilities	29,400	27,510	$ 19,320	11,917
Noncurrent liabilities
Total noncurrent liabilities	36,039	38,479		10,878
Total liabilities	$ 65,439	65,989	$ 50,603	$ 22,795
Southern Airways Corporation | Marianas
ASSETS
Cash		8
Prepaid expenses and other current assets		380
Total current assets		388
Property and equipment, net		337
Other assets		6
Total assets		731
Current liabilities
Accounts payable		24
Due to MP Enterprises, LLC		984
Accrued salaries wages and benefits		42
Current deferred incentive income		678
Total current liabilities		1,728
Noncurrent liabilities
Noncurrent deferred incentive income		357
Total noncurrent liabilities		357
Total liabilities		$ 2,085